ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional information (Details)		12 Months Ended
	Oct. 26, 2015	Feb. 29, 2020 USD ($) Owner	Feb. 28, 2019 USD ($)	Feb. 28, 2018 USD ($)
Subsidiaries, VIEs and VIEs subsidiaries
VIE and subsidiaries, percentage of net revenue		93.40%
Service fees payable | $		$ 78,357	$ 128,088	$ 60,336
Majority shareholder
Subsidiaries, VIEs and VIEs subsidiaries
Deed of undertaking (in percent)		50.00%
Xueersi Education and Xueersi Network
Subsidiaries, VIEs and VIEs subsidiaries
Number of owners		4
Xinxin Xiangrong
Subsidiaries, VIEs and VIEs subsidiaries
Number of owners		3
Lebai Information | Lebai Education
Subsidiaries, VIEs and VIEs subsidiaries
Term of agreement entered on October 26, 2015 (in years)	10 years
Renewal term of agreement	10 years